Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DoubleLine ETF Trust
Entity Central Index Key	0001886172
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000232947
Shareholder Report [Line Items]
Fund Name	DoubleLine Opportunistic Core Bond ETF
Trading Symbol	DBND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Opportunistic Core Bond ETF for the period of 10/1/2025 to 3/31/2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.
Additional Information Phone Number	(855) 937-0772.
Additional Information Website	doubleline.com/doubleline-exchange-traded-funds/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
DBND	$21	0.42%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 712,288,162
Holdings Count | Holding	1,168
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$712,288,162 Number of Portfolio Holdings1,168 Portfolio Turnover Rate25%
Holdings [Text Block]

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Table Summary
U.S. Government and Agency Mortgage-Backed Obligations	21.3
U.S. Government and Agency Obligations	17.5
U.S. Corporate Bonds	13.4
Non-Agency Residential Collateralized Mortgage Obligations	10.7
Foreign Corporate Bonds	8.2
Asset-Backed Obligations	7.6
Non-Agency Commercial Mortgage-Backed Obligations	6.9
Affiliated Mutual Funds	4.9
Collateralized Loan Obligations	3.6
Short-Term Investments	3.2
Bank Loans	2.4
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.6
Common Stocks	0.0
Other	-0.3

Credit Quality Breakdown (% of Net Assets)

Table Summary
Government	20.9
Agency	18.2
AAA	12.7
AA	4.0
A	10.1
BBB	19.0
BB	6.3
B	3.2
CCC and Below	0.7
Unrated Securities	1.1
Other	3.8
Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings, if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes, 0.63%, 08/15/2030	4.8
U.S. Treasury Notes, 0.63%, 05/15/2030	4.6
U.S. Treasury Notes, 0.88%, 11/15/2030	4.5
DoubleLine Emerging Markets Local Currency Bond Fund	2.7
DoubleLine Global Bond Fund	2.2
U.S. Treasury Bonds, 1.38%, 11/15/2040	1.0
U.S. Treasury Bonds, 1.13%, 05/15/2040	0.8
FHLMC UMBS, Pool SD3081, 5.50%, 06/01/2053	0.8
OBX Trust, Series 2026-NQM5-A1, 5.32%, 01/25/2066	0.7
Verus Securitization Trust, Series 2026-R2-M1, 5.53%, 10/25/2067	0.7

C000232948
Shareholder Report [Line Items]
Fund Name	DoubleLine Shiller CAPE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 117, 201); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Equities ETF
Trading Symbol	CAPE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Shiller CAPE® U.S. Equities ETF for the period of 10/1/2025 to 3/31/2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.
Additional Information Phone Number	(855) 937-0772.
Additional Information Website	doubleline.com/doubleline-exchange-traded-funds/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
CAPE	$32	0.65%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 260,731,064
Holdings Count | Holding	194
InvestmentCompanyPortfolioTurnover	215.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$260,731,064 Number of Portfolio Holdings194 Portfolio Turnover Rate215%
Holdings [Text Block]

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Table Summary
Consumer Discretionary	25.0
Communication Services	24.9
Health Care	24.9
Real Estate	24.1
Financials	0.7
Short-Term Investments	0.3
Consumer Staples	0.0
Other	0.1

Portfolio Characteristics

Table Summary
Median Mkt Cap ($B)	$23.74
Average Mkt Cap ($B)	$120.94
Price-to-EarningsFootnote Reference1	20.66%
Price-to-Book	3.95%
Footnote Reference1 Forward 12-Month Price-to-Earnings Ratio.

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

Table Summary
Amazon.com, Inc.	5.7
Tesla, Inc.	4.7
Meta Platforms, Inc. - Class A	4.5
Eli Lilly & Co.	3.4
Johnson & Johnson	2.8
Alphabet, Inc. - Class A	2.6
Welltower, Inc.	2.4
Prologis, Inc.	2.3
Alphabet, Inc. - Class C	2.1
AbbVie, Inc.	1.8

C000241667
Shareholder Report [Line Items]
Fund Name	DoubleLine Commercial Real Estate Debt ETF
Trading Symbol	DCRE
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
DCRE	$20	0.39%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 405,932,280
Holdings Count | Holding	259
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$405,932,280 Number of Portfolio Holdings259 Portfolio Turnover Rate44%
Holdings [Text Block]

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Table Summary
Non-Agency Commercial Mortgage-Backed Obligations	62.4
Collateralized Loan Obligations	19.9
U.S. Government and Agency Mortgage-Backed Obligations	14.3
Short-Term Investments	5.7
Non-Agency Residential Collateralized Mortgage Obligations	0.4
Other	-2.7

Credit Quality Breakdown (% of Net Assets)

Table Summary
Agency	14.3
AAA	70.8
AA	4.7
A	7.2
Other	3.0
Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings, if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

Table Summary
FNMA ACES, Series 2024-M5-1A1, 4.45%, 01/25/2034	1.7
FNMA, Pool BZ3936, 4.78%, 05/01/2030	1.6
FNMA, Other, Pool BZ0220, 5.00%, 01/01/2029	1.5
MF1 LLC, Series 2026-FL21-ASFX, 5.12%, 02/18/2041	1.2
FNMA, Pool BZ1029, 4.93%, 06/01/2029	1.1
GPMT Ltd., Series 2021-FL4-A (CME Term SOFR 1 Month + 1.46%, 1.35% Floor), 5.14%, 12/15/2036	1.1
Wells Fargo Commercial Mortgage Trust, Series 2025-5C5-A3, 5.59%, 07/15/2058	1.0
FNMA, Pool BZ0638, 4.82%, 04/01/2029	1.0
Wells Fargo Commercial Mortgage Trust, Series 2026-C66-A1, 4.89%, 04/15/2059	1.0
BANK5, Series 2024-5YR5-A3, 5.70%, 02/15/2029	1.0

C000241668
Shareholder Report [Line Items]
Fund Name	DoubleLine Mortgage ETF
Trading Symbol	DMBS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Mortgage ETF for the period of 10/1/2025 to 3/31/2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.
Additional Information Phone Number	(855) 937-0772.
Additional Information Website	doubleline.com/doubleline-exchange-traded-funds/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
DMBS	$20	0.39%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 694,683,413
Holdings Count | Holding	194
InvestmentCompanyPortfolioTurnover	184.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$694,683,413 Number of Portfolio Holdings194 Portfolio Turnover Rate184%
Holdings [Text Block]

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Table Summary
U.S. Government and Agency Mortgage-Backed Obligations	93.3
Non-Agency Residential Collateralized Mortgage Obligations	19.6
Short-Term Investments	4.1
Other	-17.0

Credit Quality Breakdown (% of Net Assets)

Table Summary
Government	12.8
Agency	80.3
AAA	1.5
AA	0.1
A	2.0
BBB	16.0
Other	-12.7
Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings, if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

Table Summary
FNMA/FHLMC UMBS, 30 Year, Single Family, Pool, 5.00%, 04/25/2056	8.7
FNMA/FHLMC UMBS, 30 Year, Single Family, Pool, 2.00%, 04/25/2056	4.9
FNMA UMBS, Pool BR0386, 2.00%, 01/01/2051	2.4
FNMA UMBS, Pool FA3421, 2.00%, 11/01/2051	2.4
FNMA UMBS, Pool FA2724, 5.50%, 09/01/2055	2.1
FNMA REMICS, Series 2026-10-FA (SOFR 30 Day Average + 0.95%, 6.00% Cap), 4.61%, 10/25/2054	2.0
FNMA UMBS, Pool FA1705, 2.50%, 03/01/2052	2.0
FHLMC UMBS, Pool SD8492, 5.00%, 01/01/2055	2.0
FHLMC UMBS, Pool QD3879, 2.50%, 12/01/2051	2.0
FNMA UMBS, Pool FM7418, 2.50%, 06/01/2051	1.9

C000247709
Shareholder Report [Line Items]
Fund Name	DoubleLine Commodity Strategy ETF
Trading Symbol	DCMT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Commodity Strategy ETF for the period of 10/1/2025 to 3/31/2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.
Additional Information Phone Number	(855) 937-0772.
Additional Information Website	doubleline.com/doubleline-exchange-traded-funds/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
DCMT	$37	0.65%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.65%
AssetsNet	$ 34,677,013
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$34,677,013 Number of Portfolio Holdings14 Portfolio Turnover Rate0%
Holdings [Text Block]

What did the Fund invest in?

Collateral (% of Net Assets)

Table Summary
Treasury Bills	94.2
Cash	5.8

Commodity Exposure (% of Net Assets)

Table Summary
Energy	54.7
Agriculture	18.8
Industrial Metals	10.3
Livestock	8.4
Precious Metals	7.8
The Fund gained exposure to these allocations through the use of swap contracts.

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

Table Summary
U.S. Treasury Bills, 0.00%, 06/11/2026	57.6
U.S. Treasury Bills, 0.00%, 07/21/2026	17.1
U.S. Treasury Bills, 0.00%, 04/14/2026	5.8
U.S. Treasury Bills, 0.00%, 04/30/2026	5.8
U.S. Treasury Bills, 0.00%, 06/23/2026	4.6
JPMorgan U.S. Government Money Market Fund - Class IM, 3.60%	3.7
U.S. Treasury Bills, 0.00%, 05/14/2026	3.4
Goldman Sachs plc - USD Treasury Liquid Reserves Fund, 3.53%	0.9
JPMorgan Liquidity Funds - JPM USD Treasury CNAV Fund, 3.49%	0.9

C000247710
Shareholder Report [Line Items]
Fund Name	DoubleLine Fortune 500 Equal Weight ETF
Trading Symbol	DFVE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Fortune 500 Equal Weight ETF for the period of 10/1/2025 to 3/31/2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.
Additional Information Phone Number	(855) 937-0772.
Additional Information Website	doubleline.com/doubleline-exchange-traded-funds/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
DFVE	$10	0.20%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 27,297,127
Holdings Count | Holding	448
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$27,297,127 Number of Portfolio Holdings448 Portfolio Turnover Rate8%
Holdings [Text Block]

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	17.0
Consumer Discretionary	15.4
Financials	15.3
Health Care	9.7
Information Technology	9.6
Consumer Staples	8.9
Energy	6.6
Materials	6.0
Utilities	5.5
Communication Services	4.4
Real Estate	1.3
Short-Term Investments	0.2
Other	0.1

Portfolio Characteristics

Table Summary
Median Market Cap ($B)	$33.04
Average Mkt Cap ($B)	$118.95
Price-to-EarningsFootnote Reference1	14.96%
Price-to-Book	2.62%
Footnote Reference1 Forward 12-Month Price-to-Earnings Ratio.

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

Table Summary
Avis Budget Group, Inc.	0.4
Par Pacific Holdings, Inc.	0.4
APA Corp.	0.4
PBF Energy, Inc. - Class A	0.3
Dell Technologies, Inc. - Class C	0.3
Dow, Inc.	0.3
Delek US Holdings, Inc.	0.3
Caesars Entertainment, Inc.	0.3
Murphy USA, Inc.	0.3
HF Sinclair Corp.	0.3

C000255273
Shareholder Report [Line Items]
Fund Name	DoubleLine Multi-Sector Income ETF
Trading Symbol	DMX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Multi-Sector Income ETF for the period of 10/1/2025 to 3/31/2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.
Additional Information Phone Number	(855) 937-0772.
Additional Information Website	doubleline.com/doubleline-exchange-traded-funds/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
DMX	$25	0.49%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 81,936,923
Holdings Count | Holding	532
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$81,936,923 Number of Portfolio Holdings532 Portfolio Turnover Rate29%
Holdings [Text Block]

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Table Summary
U.S. Corporate Bonds	40.0
Non-Agency Residential Collateralized Mortgage Obligations	18.3
Bank Loans	14.5
Non-Agency Commercial Mortgage-Backed Obligations	9.8
Short-Term Investments	6.2
Collateralized Loan Obligations	5.4
Foreign Corporate Bonds	4.0
Asset-Backed Obligations	2.7
Common Stocks	0.0
Other	-0.9

Credit Quality Breakdown (% of Net Assets)

Table Summary
Investment Grade	33.8
Below Investment Grade	60.9
Unrated	0.1
Other	5.2
Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings, if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

Table Summary
Bain Capital Credit CLO, Series 2018-2A-DR (CME Term SOFR 3 Month + 2.95%, 2.95% Floor), 6.62%, 07/19/2031	1.2
Verus Securitization Trust, Series 2025-5-B1, 7.06%, 06/25/2070	0.9
MFA Trust, Series 2025-NQM5-M1, 5.89%, 11/25/2070	0.9
Verus Securitization Trust, Series 2025-6-B1, 6.87%, 07/25/2070	0.9
PRPM Trust, Series 2025-NQM3-B1, 6.89%, 05/25/2070	0.9
EFMT, Series 2025-INV2-B2, 7.50%, 05/26/2070	0.9
Verus Securitization Trust, Series 2025-9-B2, 7.38%, 10/27/2070	0.9
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM5-B1, 7.07%, 07/25/2070	0.9
New Residential Mortgage Loan Trust, Series 2026-NQM1-B1, 6.60%, 11/25/2065	0.9
Verus Securitization Trust, Series 2025-11-B1, 6.41%, 11/25/2070	0.8

C000257761
Shareholder Report [Line Items]
Fund Name	DoubleLine Asset-Backed Securities ETF
Trading Symbol	DABS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DoubleLine Asset-Backed Securities ETF for the period of 10/1/2025 to 3/31/2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at doubleline.com/doubleline-exchange-traded-funds/. You can also request this information by contacting us at (855) 937-0772.
Additional Information Phone Number	(855) 937-0772.
Additional Information Website	doubleline.com/doubleline-exchange-traded-funds/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
DABS	$20	0.39%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 116,579,394
Holdings Count | Holding	126
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$116,579,394 Number of Portfolio Holdings126 Portfolio Turnover Rate15%
Holdings [Text Block]

What did the Fund invest in?

Sector Breakdown (% of Net Assets)

Table Summary
Consumer Loans	22.35
Aircraft	21.60
Data Infrastructure	17.59
Auto Loans	12.77
Whole Business	9.70
Residential Solar	4.21
Home Improvement	4.01
Timeshare	1.78
Student Loans	1.22
Railcar	0.94
Equipment	0.61
Commercial Solar	0.41
Container	0.17
Other	2.64

Credit Quality Breakdown (% of Net Assets)

Table Summary
AAA	15.2
AA	15.9
A	30.7
BBB	36.0
Not Rated	1.3
Other	0.9
Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings, if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

Table Summary
Upstart Securitization Trust, Series 2025-4-A2, 4.56%, 11/20/2035	4.3
SoFi Consumer Loan Program Trust, Series 2026-1-B, 4.44%, 12/26/2035	2.6
RCKT Trust, Series 2025-1A-A, 4.90%, 07/25/2034	2.3
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA-C, 4.44%, 08/20/2030	2.1
Upstart Securitization Trust, Series 2025-3-A2, 4.60%, 09/20/2035	1.9
EWC Master Issuer LLC, Series 2022-1A-A2, 5.50%, 03/15/2052	1.8
GreenSky Home Improvement Issuer Trust, Series 2025-3A-A3, 4.52%, 12/27/2060	1.8
Bridgecrest Lending Auto Securitization Trust, Series 2025-1-A3, 4.67%, 08/15/2028	1.8
MAPS Trust, Series 2026-1A-B, 6.13%, 01/15/2051	1.7
Hilton Grand Vacations Trust, Series 2025-3EXT-B, 4.90%, 10/25/2044	1.5